Recent Accounting Standards Update (ASU)	12 Months Ended
Dec. 31, 2016
Recent Accounting Standards Update (ASU) [Abstract]
Recent Accounting Standards Update (ASU)

3.  Recent Accounting Standards Update (ASU)

Accounting Standards Update 2016-15, Classification of Certain Cash Receipts and Cash Payments

Issued: August 2016

Summary: ASU 2016-15 clarifies how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The amendments are intended to reduce diversity in practice.

Effective Date: The amendments are effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. This Update will have no impact on its consolidated financial position and results of operations.

Accounting Standards Update 2016-13,  Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments

Issued: June 2016

Summary:  ASU 2016-13 requires credit losses on most financial assets measured at amortized cost and certain other instruments to be measured using an expected credit loss model (referred to as the current expected credit loss (CECL) model). Under this model, entities will estimate credit losses over the entire contractual term of the instrument (considering estimated prepayments, but not expected extensions or modifications unless reasonable expectation of a troubled debt restructuring exists) from the date of initial recognition of that instrument.

The ASU also replaces the current accounting model for purchased credit impaired loans and debt securities. The allowance for credit losses for purchased financial assets with a more-than insignificant amount of credit deterioration since origination (“PCD assets”), should be determined in a similar manner to other financial assets measured on an amortized cost basis. However, upon initial recognition, the allowance for credit losses is added to the purchase price (“gross up approach”) to determine the initial amortized cost basis. The subsequent accounting for PCD financial assets is the same expected loss model described above.

Further, the ASU made certain targeted amendments to the existing impairment model for available-for-sale (AFS) debt securities. For an AFS debt security for which there is neither the intent nor a more-likely-than-not requirement to sell, an entity will record credit losses as an allowance rather than a write-down of the amortized cost basis.

Effective Date: The new standard is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. While the Company is currently in the process of evaluating the impact of the amended guidance on its Consolidated Financial Statements, it currently expects the ALLL to increase upon adoption given that the allowance will be required to cover the full remaining expected life of the portfolio upon adoption, rather than the incurred loss model under current U.S. GAAP. The extent of this increase is still being evaluated and will depend on economic conditions and the composition of the Company’s loan portfolio at the time of adoption. In preparation, the Company’s senior level management is evaluating a potential software provider and is assessing the sufficiency of data currently available through its core database.

Accounting Standards Update 2016-02,  Leases

Issued: February 2016

Summary:  The new standard establishes a right-of-use (ROU) model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement.

Effective Date: The new standard is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. The Company has determined that the provisions of ASU 2016-02 will result in an increase in assets to recognize the present value of the lease obligations with a corresponding increase in liabilities, however, the Company does not expect this to have a material impact on the Company’s financial position, results of operations or cash flows, as it has only operating lease obligations, which are minimal. Current operating lease obligations are discussed in Note 15.

Accounting Standards Update 2016-01, Measurement of Financial Instruments

Issued: January 2016

Summary: The amendments in this Update require all equity investments to be measured at fair value with changes in the fair value recognized through net income (other than those accounted for under equity method of accounting or those that result in consolidation of the investee).  The amendments in this Update also require an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. In addition the amendments in this Update eliminate the requirement to disclose the fair value of financial instruments measured at amortized cost for entities that are not public business entities and the requirement to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet for public business entities.

Effective Date: For public entities, the amendments in the Update are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Company currently holds a small portfolio of equity investments for which the fair value fluctuates with market activity. Had ASU 2016-01 become effective on January 1, 2017, the cumulative effect adjustment to income before tax would have been $713,000 (see Note 6). The cumulative adjustment that will be recognized upon adoption in the first quarter of 2018 will be dependent upon the size of the equity portfolio and the market values at that time.

Accounting Standards Update 2014-09, Revenue from Contracts with Customers (Topic 606)

Issued: May 2014

Summary: The amendments in this Update establish a comprehensive revenue recognition standard for virtually all industries under U.S. GAAP, including those that previously followed industry-specific guidance such as the real estate, construction and software industries. The revenue standard’s core principle is built on the contract between a vendor and a customer for the provision of goods and services. It attempts to depict the exchange of rights and obligations between the parties in the pattern of revenue recognition based on the consideration to which the vendor is entitled. To accomplish this objective, the standard requires five basic steps: (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

Effective Date and Transition: Public entities will apply the new standard for annual reports beginning after December 15, 2016, including interim periods therein. Three basic transition methods are available – full retrospective, retrospective with certain practical expedients, and a cumulative effect approach. Under the third alternative, an entity would apply the new revenue standard only to contracts that are incomplete under legacy U.S. GAAP at the date of initial application (e.g. January 1, 2017) and recognize the cumulative effect of the new standard as an adjustment to the opening balance of retained earnings. That is, prior years would not be restated and additional disclosures would be required to enable users of the financial statements to understand the impact of adopting the new standard in the current year compared to prior years that are presented under legacy U.S. GAAP. Early adoption is prohibited under U.S. GAAP. The Company is evaluating the effects this Update will have on the Company’s consolidated financial condition or results of operations.

Accounting Standards Update 2015-14, Revenue from Contracts with Customers (Topic 606):

Deferral of the Effective Date

Issued: August 2015

Summary: ASU 2015-14 defers the effective date of the new revenue recognition standard by one year. As such, it now takes effect for public entities in fiscal years beginning after December 15, 2017. All other entities have an additional year. However, early adoption is permitted for any entity that chooses to adopt the new standard as of the original effective date. Early adoption is permitted only as of annual reporting periods beginning after December 15, 2016, including interim periods within that year.   Because the amended guidance does not apply to revenue associated with financial instruments, including loans and securities that are accounted for under other U.S. GAP, the Company’s preliminary analysis suggests that the adoption of this amended guidance is not expected to have a material impact on its Consolidated Financial Statements, although the Company will also be subject to expanded disclosure requirements upon adoption and the Company’s recognition processes for wealth and asset management revenue, banking revenue and card and processing revenue may be affected. However, there are certain areas of the amended guidance, such as credit card interchange fees programs, which are subject to interpretation and for which the Company has not made final conclusions regarding the applicability and the related impact, if any. Accordingly, the results of the Company’s materiality analysis, as well as its selected adoption method, may change as these conclusions are reached.